Employee benefit obligations - Employee obligations and assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Obligations	$ (305)	$ (324)
Assets	201	219
Net (obligations)/assets	(104)	(105)
Germany
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(98)	(103)
Net (obligations)/assets	(98)	(103)
U.K
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(133)	(145)
Assets	143	167
Net (obligations)/assets	10	22
U.S. and other*
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(74)	(76)
Assets	58	52
Net (obligations)/assets	(16)	(24)
Other
Disclosure of net defined benefit liability (asset) [line items]
Net (obligations)/assets	$ (7)	$ (6)